Intangible Assets - Details of the Changes in Intangible Assets (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Impairment loss	₩ 82,743	₩ 9,739
Disposal groups classified as held for sale [member]
Disclosure of detailed information about intangible assets [line items]
Decrease through classified as held for sale, intangible assets other than goodwill	₩ 5,655